FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES (Details 3) - COP ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Securities at fair value through OCI:
Total equity securities at fair value through OCI		$ 529,375	$ 492,747
Trading equity securities [member] | Listed In Colombia [Member]
Securities at fair value through OCI:
Total equity securities at fair value through OCI	[1]	76,178	17,479
Trading equity securities [member] | Listed outside Colombia [Member]
Securities at fair value through OCI:
Total equity securities at fair value through OCI		5,766	10,732
Trading equity securities [member] | Unlisted [Member]
Securities at fair value through OCI:
Total equity securities at fair value through OCI		$ 447,431	$ 464,536

[1]	Equity securities measured at fair value through other comprenhensive income (OCI) and listed in Colombia, increased between December 31, 2017 and 2016 due to the merger between Bolsa de Valores de Colombia (listed company) and Deceval (unlisted). The new investment in Bolsa de Valores de Colombia is classified as listed in Colombia.